STOCK OPTIONS AND CONTRIBUTED SURPLUS (Details Narrative)							12 Months Ended
	Dec. 31, 2025 shares	Nov. 03, 2025 shares $ / shares	Aug. 07, 2025 shares $ / shares	Jul. 04, 2025 shares $ / shares	Jun. 27, 2025 shares $ / shares	Jun. 21, 2024 shares	Dec. 31, 2025 USD ($) shares $ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
IfrsStatementLineItems [Line Items]
Stock based compensation | $							$ 6,107,052	$ 5,469,369	$ 4,201,444
Restricted stock unit granted							24,636,364
Restricted stock unit vested							6,243,761
Compensation expense | $							$ 2,451,486
Unrecognized compensation expense | $							$ 14,886,292
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Restricted stock unit granted	3,183,038	84,489	3,005,009	21,200	72,340		3,183,038
weighted average fair value granted | $ / shares		$ 6.60	$ 5.42	$ 5.53	$ 5.19		$ 5.45
Restricted stock unit vested							93,540
Restricted stock unit vested over three years							3,089,498
Omnibus equity incentive plan [member]
IfrsStatementLineItems [Line Items]
Stock option percentage						20.00%
Number of options granted						16,696,252
Percentage of shares issued and outstanding						20.00%